Components of Other Comprehensive Income/(Loss)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Components of Other Comprehensive Income/(Loss) [Text Block]

Note 15 – Components of Other Comprehensive Income/(loss)

Following is detail of "Accumulated other comprehensive income/(loss)" as presented in the Consolidated Statements of Condition:
			Accumulated Other Comprehensive Income/(Loss)

	Before-Tax Amount	Tax Benefit/ (Expense)
(Dollars in thousands)
December 31, 2010			$(127,546)
Other comprehensive income:
Fair value adjustments on securities available-for-sale	$36,294	$(14,119)	22,175
Adjustment for net (gain)/loss on securities available-for-sale included in Net income/(loss)	(773)	301	(472)
Pension and postretirement plans:
Net actuarial gain/(loss) arising during the period	(60,953)	23,337	(37,616)
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost	21,556	(8,253)	13,303
December 31, 2011	(3,876)	1,266	(130,156)
Other comprehensive income:
Fair value adjustments on securities available-for-sale	(19,016)	7,397	(11,619)
Adjustment for net (gain)/loss on securities available-for-sale included in Net income/(loss)	(328)	128	(200)
Pension and postretirement plans:
Net actuarial gain/(loss) arising during the period	(45,110)	17,906	(27,204)
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost	37,867	(15,031)	22,836
December 31, 2012	(26,587)	10,400	(146,343)
Other comprehensive income:
Fair value adjustments on securities available-for-sale	(108,703)	41,935	(66,768)
Adjustment for net (gain)/loss on securities available-for-sale included in Net income/(loss)	451	(174)	277
Pension and postretirement plans:
Net actuarial gain/(loss) arising during the period	81,456	(31,392)	50,064
Prior service credit/(cost) arising during the period	10,678	(4,115)	6,563
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost	10,085	(3,887)	6,198
December 31, 2013	$(6,033)	$2,367	$(150,009)